UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08765

Managed High Yield Plus Fund Inc.
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York		10019-6028
(Address of principal executive offices)		(Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 1285 Avenue of the Americas, 12th Floor New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code:		212-821 3000

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2011

Item 1.  Schedule of Investments

Managed High Yield Plus Fund Inc.

Schedule of investments – February 28, 2011 (unaudited)

Security description	Face amount [1]	Value ($)
Corporate bonds—122.98%
Aerospace/defense—0.90%
BE Aerospace, Inc.[2]
6.875%, due 10/01/20	275,000	286,688
DAE Aviation Holdings, Inc.
11.250%, due 08/01/15[2,3]	400,000	421,000
DynCorp International, Inc.
10.375%, due 07/01/17[2,3]	70,000	75,250
Spirit Aerosystems, Inc.[2]
7.500%, due 10/01/17	200,000	212,500
Triumph Group, Inc.[2]
8.000%, due 11/15/17	250,000	269,375
		1,264,813
Airlines—2.57%
Delta Air Lines, Inc.
12.250%, due 03/15/15[2,3,4]	925,000	1,059,125
Global Aviation Holdings, Inc.
14.000%, due 08/15/13	1,775,000	2,045,687
United Air Lines, Inc.
9.875%, due 08/01/13[2,3]	450,000	489,375
		3,594,187
Auto loans—1.76%
Ford Motor Credit Co. LLC
8.700%, due 10/01/14[2]	500,000	570,206
12.000%, due 05/15/15[2]	1,500,000	1,894,308
		2,464,514
Auto parts & equipment—2.17%
Allison Transmission, Inc.
11.000%, due 11/01/15[2,3]	500,000	543,750
ArvinMeritor, Inc.
10.625%, due 03/15/18[2]	275,000	314,188
Goodyear Tire & Rubber
10.500%, due 05/15/16[2]	1,285,000	1,464,900
Pinafore LLC/Pinafore, Inc.
9.000%, due 10/01/18[2,3]	565,000	628,562
Tenneco, Inc.
7.750%, due 08/15/18[2]	85,000	91,481
		3,042,881
Automakers—0.76%
Ford Motor Co.
7.450%, due 07/16/31[2]	750,000	816,335
Navistar International Corp.
8.250%, due 11/01/21[2]	225,000	249,188
		1,065,523
Banking—2.27%
Ally Financial, Inc.
8.300%, due 02/12/15[2]	325,000	366,844

Managed High Yield Plus Fund Inc.

Schedule of investments – February 28, 2011 (unaudited)

Security description	Face amount [1]	Value ($)
Corporate bonds—(continued)
Banking—(concluded)
Bank of America Corp.
8.000%, due 01/30/18[2,5,6]	525,000	554,237
BankAmerica Capital II
8.000%, due 12/15/26[2]	550,000	558,250
Citigroup Capital XXI
8.300%, due 12/21/57[2,5]	1,250,000	1,287,500
HBOS Capital Funding LP
6.071%, due 06/30/14[3,5,6]	465,000	416,175
		3,183,006
Brokerage—0.55%
E*Trade Financial Corp.
7.375%, due 09/15/13[2]	175,000	175,438
12.500%, due 11/30/17[7]	500,000	592,500
		767,938
Building & construction—1.30%
K. Hovnanian Enterprises, Inc.
10.625%, due 10/15/16[2]	450,000	487,688
Ryland Group, Inc.
6.625%, due 05/01/20[2]	475,000	465,500
Standard Pacific Corp.
10.750%, due 09/15/16[2]	375,000	440,625
Toll Brothers Finance Corp.
8.910%, due 10/15/17[2]	365,000	429,237
		1,823,050
Building materials—1.55%
Cemex Finance LLC
9.500%, due 12/14/16[2,3]	700,000	751,100
Cemex SA Espana
9.250%, due 05/12/20[2,3]	525,000	540,750
Roofing Supply Group LLC/Roofing Supply Finance, Inc.
8.625%, due 12/01/17[2,3]	500,000	529,375
USG Corp.
8.375%, due 10/15/18[2,3]	100,000	104,938
9.750%, due 08/01/14[2,3]	225,000	244,687
		2,170,850
Chemicals—2.19%
Ashland, Inc.
9.125%, due 06/01/17[2]	270,000	314,044
Celanese US Holdings LLC
6.625%, due 10/15/18[2,3]	280,000	292,600
Georgia Gulf Corp.
9.000%, due 01/15/17[2,3]	50,000	55,625
Hexion US Finance Corp./Nova Scotia
8.875%, due 02/01/18[2]	300,000	322,125
Ineos Group Holdings PLC
8.500%, due 02/15/16[2,3]	700,000	707,000

Managed High Yield Plus Fund Inc.

Schedule of investments – February 28, 2011 (unaudited)

Security description	Face amount [1]	Value ($)
Corporate bonds—(continued)
Chemicals—(concluded)
Lyondell Chemical Co.
8.000%, due 11/01/17[2,3]	449,000	505,405
11.000%, due 05/01/18[2]	400,000	459,000
Nalco Co.
6.625%, due 01/15/19[2,3]	400,000	413,500
		3,069,299
Computer hardware—0.55%
Seagate HDD Cayman
7.750%, due 12/15/18[3]	750,000	768,750

Consumer products—0.18%
Libbey Glass, Inc.
10.000%, due 02/15/15[2]	225,000	245,813

Consumer/commercial/lease financing—6.38%
CIT Group, Inc.
7.000%, due 05/01/17[2]	4,000,000	4,030,000
ILFC E-Capital Trust I
5.960%, due 12/21/65[2,3,5]	700,000	590,645
International Lease Finance Corp.
8.625%, due 09/15/15[2,3]	625,000	704,688
8.750%, due 03/15/17[2,3]	230,000	262,775
Springleaf Finance Corp. MTN
5.625%, due 08/17/11[2]	700,000	703,010
SquareTwo Financial Corp.
11.625%, due 04/01/17[2,3]	2,625,000	2,631,562
		8,922,680
Department stores—1.03%
Bon-Ton Department Stores, Inc.
10.250%, due 03/15/14[2]	905,000	928,756
JC Penney Corp., Inc.
7.125%, due 11/15/23[2]	500,000	515,000
		1,443,756
Discount store—0.32%
Dollar General Corp.
10.625%, due 07/15/15[2]	417,000	450,360

Diversified capital goods—1.20%
Amsted Industries, Inc.
8.125%, due 03/15/18[2,3]	200,000	215,000
Belden, Inc.
9.250%, due 06/15/19[2]	1,000,000	1,107,500
RBS Global, Inc./Rexnord LLC
8.500%, due 05/01/18[2]	265,000	288,519
Trimas Corp.
9.750%, due 12/15/17[2]	60,000	66,600
		1,677,619
Electric-generation—4.48%
Calpine Corp.
7.500%, due 02/15/21[2,3]	700,000	715,750
7.875%, due 07/31/20[2,3]	925,000	978,187

Managed High Yield Plus Fund Inc.

Schedule of investments – February 28, 2011 (unaudited)

Security description	Face amount [1]	Value ($)
Corporate bonds—(continued)
Electric-generation—(concluded)
Dynegy Holdings, Inc.
8.375%, due 05/01/16[2]	350,000	280,875
Energy Future Holding Co. LLC/EFIH Finance, Inc.
10.000%, due 12/01/20	857,000	894,581
GenOn Energy, Inc.
9.875%, due 10/15/20[2,3]	750,000	789,375
Mirant Americas Generation LLC
9.125%, due 05/01/31[2]	360,000	374,400
NRG Energy, Inc.
8.500%, due 06/15/19[2]	2,000,000	2,130,000
Texas Competitive Electric Holdings Co. LLC, Series A
10.250%, due 11/01/15[2,4]	185,000	104,063
		6,267,231
Electric-integrated—1.01%
AES Corp.
8.000%, due 06/01/20[2]	950,000	1,040,250
North American Energy
10.875%, due 06/01/16[2,3]	325,000	367,250
		1,407,500
Electronics—3.29%
Advanced Micro Devices, Inc.
8.125%, due 12/15/17[2]	220,000	234,300
Freescale Semiconductor, Inc.
9.125%, due 12/15/14[2,7]	425,000	444,125
9.250%, due 04/15/18[2,3]	375,000	418,125
Jabil Circuit, Inc.
8.250%, due 03/15/18[2]	280,000	318,500
KEMET Corp.
10.500%, due 05/01/18[2]	175,000	198,625
NXP BV/NXP Funding LLC
9.500%, due 10/15/15[2]	550,000	587,125
9.750%, due 08/01/18[2,3]	300,000	342,750
Sanmina-SCI Corp.
8.125%, due 03/01/16[2]	2,000,000	2,060,000
		4,603,550
Energy-exploration & production—5.03%
Alta Mesa Holdings/Alta Mesa Finance Services Corp.
9.625%, due 10/15/18[2,3]	425,000	430,312
ATP Oil & Gas Corp.
11.875%, due 05/01/15[2]	250,000	255,000
Berry Petroleum Co.
6.750%, due 11/01/20[2]	250,000	257,500
Chesapeake Energy Corp.
9.500%, due 02/15/15[2]	975,000	1,209,000
Comstock Resources, Inc.
8.375%, due 10/15/17[2]	170,000	177,013

Managed High Yield Plus Fund Inc.

Schedule of investments – February 28, 2011 (unaudited)

Security description	Face amount [1]	Value ($)
Corporate bonds—(continued)
Energy-exploration & production—(concluded)
Denbury Resources, Inc.
8.250%, due 02/15/20[2]	224,000	249,200
9.750%, due 03/01/16[2]	500,000	567,500
Encore Acquisition Co.
9.500%, due 05/01/16[2]	200,000	226,000
Hilcorp Energy I
8.000%, due 02/15/20[2,3]	300,000	321,750
Linn Energy LLC/Linn Energy Finance Corp.
7.750%, due 02/01/21[2,3]	340,000	361,250
11.750%, due 05/15/17[2]	275,000	320,375
PetroHawk Energy Corp.
7.875%, due 06/01/15[2]	230,000	243,800
10.500%, due 08/01/14[2]	600,000	690,000
Quicksilver Resources, Inc.
11.750%, due 01/01/16[2]	750,000	875,625
SandRidge Energy, Inc.
8.750%, due 01/15/20[2]	300,000	324,000
Swift Energy Co.
8.875%, due 01/15/20[2]	250,000	273,750
Whiting Petroleum Corp.
6.500%, due 10/01/18[2]	250,000	259,375
		7,041,450
Environmental—0.22%
Casella Waste Systems, Inc.
11.000%, due 07/15/14[2]	225,000	255,375
Darling International, Inc.
8.500%, due 12/15/18[2,3]	50,000	53,938
		309,313
Food & drug retailers—0.75%
Ingles Markets, Inc.
8.875%, due 05/15/17[2]	400,000	430,000
Rite Aid Corp.
10.375%, due 07/15/16[2]	580,000	623,500
		1,053,500
Food-wholesale—2.33%
Land O’Lakes Capital Trust I
7.450%, due 03/15/28[2,3]	650,000	585,812
Michael Foods, Inc.
9.750%, due 07/15/18[2,3]	450,000	492,750
Pinnacle Foods Finance LLC
10.625%, due 04/01/17[2]	500,000	536,250
Smithfield Foods, Inc.
10.000%, due 07/15/14[2]	161,000	189,980
Tyson Foods, Inc.
10.500%, due 03/01/14[2]	500,000	603,750
Viskase Cos., Inc.
9.875%, due 01/15/18[2,3]	800,000	856,000
		3,264,542

Managed High Yield Plus Fund Inc.

Schedule of investments – February 28, 2011 (unaudited)

Security description	Face amount [1]	Value ($)
Corporate bonds—(continued)
Forestry/paper—4.18%
Boise Cascade LLC
7.125%, due 10/15/14[2]	500,000	499,375
Boise Paper Holdings LLC
9.000%, due 11/01/17[2]	95,000	105,925
Clearwater Paper Corp.
7.125%, due 11/01/18[2,3]	195,000	202,313
Domtar Corp.
10.750%, due 06/01/17[2]	225,000	288,000
Georgia-Pacific LLC
8.250%, due 05/01/16[2,3]	610,000	687,775
8.875%, due 05/15/31[2]	825,000	1,008,562
Mercer International, Inc.
9.500%, due 12/01/17[2,3]	300,000	324,000
PE Paper Escrow GmbH
12.000%, due 08/01/14[2,3]	500,000	577,500
Sino-Forest Corp.
6.250%, due 10/21/17[2,3]	175,000	170,625
Verso Paper Holdings LLC
11.500%, due 07/01/14[2]	500,000	551,250
Series B
11.375%, due 08/01/16[2]	1,015,000	1,078,437
Weyerhaeuser Co.
7.375%, due 03/15/32[2]	325,000	353,396
		5,847,158
Gaming—12.41%
Boyd Gaming Corp.
9.125%, due 12/01/18[2,3]	1,100,000	1,155,000
FireKeepers Development Authority
13.875%, due 05/01/15[2,3]	2,925,000	3,484,406
Harrah’s Operating Co., Inc.
10.000%, due 12/15/18	1,100,000	1,034,000
11.250%, due 06/01/17[2]	1,600,000	1,816,000
Jacobs Entertainment, Inc.
9.750%, due 06/15/14[2]	285,000	289,275
Marina District Finance Co., Inc.
9.500%, due 10/15/15[2,3]	1,100,000	1,146,750
MGM Resorts International
10.000%, due 11/01/16[2,3]	1,100,000	1,168,750
11.125%, due 11/15/17[2]	650,000	749,125
13.000%, due 11/15/13[2]	1,075,000	1,287,313
Peninsula Gaming LLC
8.375%, due 08/15/15[2]	125,000	134,063
Pokagon Gaming Authority
10.375%, due 06/15/14[2,3]	2,983,000	3,109,777
Scientific Games Corp.
8.125%, due 09/15/18[2,3]	100,000	106,500
Shingle Springs Tribal Gaming Authority
9.375%, due 06/15/15[2,3]	985,000	669,800

Managed High Yield Plus Fund Inc.

Schedule of investments – February 28, 2011 (unaudited)

Security description	Face amount [1]	Value ($)
Corporate bonds—(continued)
Gaming—(concluded)
Yonkers Racing Corp.
11.375%, due 07/15/16[2,3]	1,080,000	1,212,300
		17,363,059
Gas distribution—2.31%
Atlas Pipeline Partners LP
8.125%, due 12/15/15[2]	450,000	469,688
8.750%, due 06/15/18[2]	275,000	294,250
Crosstex Energy LP
8.875%, due 02/15/18[2]	450,000	496,125
El Paso Corp. MTN
7.750%, due 01/15/32[2]	750,000	794,097
Energy Transfer Equity LP
7.500%, due 10/15/20[2]	75,000	81,281
Inergy LP/Inergy Finance
7.000%, due 10/01/18[2,3]	500,000	518,125
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC
8.875%, due 03/15/18[2,3]	525,000	572,250
		3,225,816
Health facilities—3.76%
Accellent, Inc.
8.375%, due 02/01/17[2]	400,000	424,000
Apria Healthcare Group, Inc.
11.250%, due 11/01/14[2]	1,860,000	2,013,450
Biomet, Inc.
10.000%, due 10/15/17[2]	625,000	696,094
Capella Healthcare, Inc.
9.250%, due 07/01/17[2,3]	90,000	96,750
Community Health Systems
8.875%, due 07/15/15[2]	245,000	259,700
Gentiva Health Services, Inc.
11.500%, due 09/01/18[2]	100,000	112,625
HCA Holdings, Inc.
7.750%, due 05/15/21[2,3]	425,000	447,312
Radiation Therapy Services, Inc.
9.875%, due 04/15/17[2]	200,000	206,000
Tenet Healthcare Corp.
6.875%, due 11/15/31[2]	450,000	361,125
8.875%, due 07/01/19[2]	275,000	312,813
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.
8.000%, due 02/01/18[2]	325,000	333,937
		5,263,806
Health services—0.78%
AMGH Merger Sub, Inc.
9.250%, due 11/01/18[2,3]	300,000	323,250
Prospect Medical Holdings, Inc.
12.750%, due 07/15/14[2]	700,000	772,625
		1,095,875

Managed High Yield Plus Fund Inc.

Schedule of investments – February 28, 2011 (unaudited)

Security description	Face amount [1]	Value ($)
Corporate bonds—(continued)
Hotels—0.36%
Hilton Worldwide, Inc.
4.813%, due 11/15/13[2,3,5]	250,000	237,500
Host Hotels & Resorts LP
9.000%, due 05/15/17[2]	235,000	263,788
		501,288
Household & leisure products—0.45%
ACCO Brands Corp.
10.625%, due 03/15/15[2]	100,000	113,000
Sealy Mattress Co.
10.875%, due 04/15/16[2,3]	450,000	510,750
		623,750
Investments & miscellaneous financial services—0.15%
Icahn Enterprises LP
8.000%, due 01/15/18[2]	200,000	207,000

Leisure—1.71%
Diamond Resorts Corp.
12.000%, due 08/15/18[2,3]	1,350,000	1,447,875
Royal Caribbean Cruises Ltd.
7.500%, due 10/15/27	950,000	945,250
		2,393,125
Life insurance—1.45%
American General Institutional Capital A
7.570%, due 12/01/45[2,3]	1,000,000	1,030,000
Lincoln National Corp.
7.000%, due 05/17/66[2,5]	1,000,000	995,000
		2,025,000
Machinery—0.97%
Case New Holland, Inc.
7.875%, due 12/01/17[2,3]	515,000	575,512
CPM Holdings, Inc.
10.875%, due 09/01/14[2,3,4]	250,000	270,625
Manitowoc Co., Inc.
8.500%, due 11/01/20[2]	465,000	505,688
		1,351,825
Managed care—0.90%
Multiplan, Inc.
9.875%, due 09/01/18[2,3]	1,175,000	1,264,594

Media-broadcast—2.28%
Clear Channel Communications, Inc.
5.500%, due 09/15/14[2]	300,000	273,000
10.750%, due 08/01/16[2]	675,000	658,125
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc.
8.875%, due 04/15/17[2]	250,000	271,250

Managed High Yield Plus Fund Inc.

Schedule of investments – February 28, 2011 (unaudited)

Security description	Face amount [1]	Value ($)
Corporate bonds—(continued)
Media-broadcast—(concluded)
Salem Communications Corp.
9.625%, due 12/15/16[2]	81,000	88,898
Sinclair Television Group
9.250%, due 11/01/17[2,3]	100,000	113,000
Univision Communications, Inc.
7.875%, due 11/01/20[2,3]	60,000	64,350
8.500%, due 05/15/21[2,3]	400,000	417,000
12.000%, due 07/01/14[2,3]	900,000	981,000
XM Satellite Radio, Inc.
13.000%, due 08/01/13[2,3]	275,000	327,937
		3,194,560
Media-cable—2.56%
Cablevision Systems Corp.
8.625%, due 09/15/17[2]	690,000	772,800
Cequel Communications Holdings I LLC/Cequel Capital Corp.
8.625%, due 11/15/17[2,3]	100,000	105,750
CSC Holdings LLC
8.625%, due 02/15/19[2]	200,000	230,500
DISH DBS Corp.
7.750%, due 05/31/15[2]	665,000	726,512
7.875%, due 09/01/19[2]	500,000	541,875
Insight Communications Co., Inc.
9.375%, due 07/15/18[2,3]	85,000	93,713
Virgin Media Finance PLC
9.125%, due 08/15/16[2]	500,000	533,750
9.500%, due 08/15/16[2]	500,000	576,875
		3,581,775
Media-diversified—0.39%
Entravision Communications Corp.
8.750%, due 08/01/17[2]	500,000	540,000

Media-services—0.79%
Clear Channel Worldwide Holdings, Inc.
9.250%, due 12/15/17[2]	195,000	216,837
Nielsen Finance LLC
7.750%, due 10/15/18[2,3]	50,000	54,063
11.625%, due 02/01/14[2]	81,000	95,175
WMG Acquisition Corp.
9.500%, due 06/15/16[2]	700,000	745,500
		1,111,575
Metals/mining excluding steel—0.93%
Consol Energy, Inc.
8.000%, due 04/01/17[2,3]	375,000	406,875
Murray Energy Corp.
10.250%, due 10/15/15[2,3]	635,000	677,863
Patriot Coal Corp.
8.250%, due 04/30/18[2]	200,000	214,000
		1,298,738

Managed High Yield Plus Fund Inc.

Schedule of investments – February 28, 2011 (unaudited)

Security description	Face amount [1]	Value ($)
Corporate bonds—(continued)
Multi-line insurance—1.76%
American International Group, Inc.
6.250%, due 03/15/37[2]	375,000	343,125
8.175%, due 05/15/58[2,5]	345,000	378,637
Glen Meadow Pass Through Trust
6.505%, due 02/12/67[2,3,5]	250,000	221,875
Hartford Financial Services Group
8.125%, due 06/15/38[2,5]	850,000	939,250
ING Capital Funding Trust III
3.903%, due 06/30/11[2,5,6]	600,000	575,718
		2,458,605
Oil field equipment & services—3.77%
Aquilex Holdings/Aquilex Finance Corp.
11.125%, due 12/15/16[2]	100,000	105,250
Expro Finance Luxembourg
8.500%, due 12/15/16[2,3]	1,465,000	1,505,287
Frac Tech Services/Frac Tech Finance, Inc.
7.125%, due 11/15/18[2,3]	100,000	103,500
Helix Energy Solutions Group, Inc.
9.500%, due 01/15/16[2,3]	730,000	759,200
Key Energy Services, Inc.
8.375%, due 12/01/14[2]	1,000,000	1,087,500
McJunkin Red Man Corp.
9.500%, due 12/15/16[2,3]	1,360,000	1,346,400
Trinidad Drilling Ltd.
7.875%, due 01/15/19[2,3]	350,000	366,188
		5,273,325
Oil refining & marketing—0.40%
Tesoro Corp.
9.750%, due 06/01/19[2]	500,000	563,750

Packaging—4.08%
Ardagh Packaging Finance PLC
7.375%, due 10/15/17[2,3]	275,000	292,875
Berry Plastics Corp.
8.250%, due 11/15/15[2]	225,000	241,031
9.500%, due 05/15/18[2]	300,000	300,750
Exopack Holding Corp.
11.250%, due 02/01/14[2]	2,425,000	2,512,906
Graham Packaging Co. LP
8.250%, due 10/01/18[2]	75,000	80,813
Graphic Packaging International, Inc.
7.875%, due 10/01/18[2]	185,000	198,875
9.500%, due 06/15/17[2]	305,000	338,550
Reynolds Group Issuer, Inc.
8.500%, due 05/15/18[2,3]	700,000	724,500
Solo Cup Co.
8.500%, due 02/15/14[2]	300,000	255,750
Solo Cup/Solo Cup Operating Corp.
10.500%, due 11/01/13[2]	750,000	765,000
		5,711,050

Managed High Yield Plus Fund Inc.

Schedule of investments – February 28, 2011 (unaudited)

Security description	Face amount [1]	Value ($)
Corporate bonds—(continued)
Personal & casualty—1.09%
Liberty Mutual Group, Inc.
10.750%, due 06/15/58[2,3,5]	520,000	677,300
XL Group PLC
6.500%, due 04/15/17[2,5,6]	915,000	846,375
		1,523,675
Pharmaceuticals—0.79%
ConvaTec Healthcare E SA
10.500%, due 12/15/18[2,3]	700,000	747,250
Mylan, Inc.
7.625%, due 07/15/17[2,3]	320,000	351,600
		1,098,850
Printing & publishing—1.86%
Cengage Learning Acquisitions, Inc.
10.500%, due 01/15/15[2,3,4]	450,000	466,875
Gannett Co., Inc.
9.375%, due 11/15/17[2]	300,000	341,250
Harland Clarke Holdings
9.500%, due 05/15/15[2]	1,250,000	1,228,125
Hollinger, Inc.
12.875%, due 03/01/118,9,10,11,*	975,000	0
McClatchy Co.
11.500%, due 02/15/17[2]	500,000	567,500
		2,603,750
Real estate development & management—1.10%
CB Richard Ellis Services, Inc.
11.625%, due 06/15/17[2]	400,000	471,500
Realogy Corp.
10.500%, due 04/15/14[2]	1,025,000	1,066,000
		1,537,500
Real estate investment trusts—1.31%
Developers Diversified Realty Corp.
9.625%, due 03/15/16[2]	600,000	728,976
DuPont Fabros Technology LP
8.500%, due 12/15/17[2]	1,000,000	1,102,500
		1,831,476
Restaurants—0.31%
Landry’s Restaurants, Inc.
11.625%, due 12/01/15[2]	400,000	434,000

Software/services—3.60%
Aspect Software, Inc.
10.625%, due 05/15/17[2,3]	110,000	117,150
Ceridian Corp.
11.250%, due 11/15/15[2,4]	650,000	680,875
First Data Corp.
9.875%, due 09/24/15[2]	325,000	327,437
11.250%, due 03/31/16[2]	700,000	675,500

Managed High Yield Plus Fund Inc.

Schedule of investments – February 28, 2011 (unaudited)

Security description		Face amount [1]	Value ($)
Corporate bonds—(continued)
Software/services—(concluded)
MedAssets, Inc.
8.000%, due 11/15/18[2,3]		600,000	616,500
Sungard Data Systems, Inc.
10.250%, due 08/15/15[2]		1,700,000	1,791,375
Unisys Corp.
12.750%, due 10/15/14[2,3]		700,000	827,750
			5,036,587
Specialty retail—4.62%
Burlington Coat Factory
10.000%, due 02/15/19[2,3]		925,000	934,250
Claire’s Stores, Inc.
9.625%, due 06/01/15[2,7]		310,000	306,581
10.500%, due 06/01/17		600,000	603,000
Edcon Proprietary Ltd.
4.276%, due 06/15/14[5]	EUR	500,000	614,078
Limited Brands, Inc.
7.600%, due 07/15/37[2]		450,000	444,375
Petco Animal Supplies, Inc.
9.250%, due 12/01/18[2,3]		350,000	378,000
QVC, Inc.
7.500%, due 10/01/19[2,3]		425,000	453,688
Susser Holdings/Susser Finance Corp.
8.500%, due 05/15/16[2]		100,000	108,625
Toys R Us Property Co. II LLC
8.500%, due 12/01/17[2]		1,285,000	1,397,437
Yankee Acquisition Corp., Series B
8.500%, due 02/15/15[2]		185,000	193,556
9.750%, due 02/15/17[2]		330,000	352,275
YCC Holdings LLC/Yankee Finance, Inc.
10.250%, due 02/15/16[2,3,7]		660,000	679,800
			6,465,665
Steel producers/products—2.47%
AK Steel Corp.
7.625%, due 05/15/20[2]		320,000	326,400
Evraz Group SA
9.500%, due 04/24/18[2,3]		425,000	487,687
Ryerson, Inc.
12.000%, due 11/01/15[2,4]		2,150,000	2,311,250
Severstal Columbus LLC
10.250%, due 02/15/18[2,3]		300,000	327,000
			3,452,337
Support-services—3.53%
Aramark Corp.
8.500%, due 02/01/15[2]		1,100,000	1,149,500

Managed High Yield Plus Fund Inc.

Schedule of investments – February 28, 2011 (unaudited)

Security description	Face amount [1]	Value ($)
Corporate bonds—(continued)
Support-services—(concluded)
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
9.625%, due 03/15/18[2]	250,000	279,375
FTI Consulting, Inc.
6.750%, due 10/01/20[2,3]	175,000	175,000
Hertz Corp.
7.375%, due 01/15/21[2,3]	500,000	522,500
Interactive Data Corp.
10.250%, due 08/01/18[2,3]	45,000	50,175
Iron Mountain, Inc.
8.375%, due 08/15/21[2]	525,000	580,781
Reliance Intermediate Holdings LP
9.500%, due 12/15/19[2,3]	700,000	759,500
United Rentals North America, Inc.
10.875%, due 06/15/16[2]	225,000	261,563
West Corp.
7.875%, due 01/15/19[2,3]	550,000	564,438
11.000%, due 10/15/16[2]	550,000	598,812
		4,941,644
Telecom-integrated/services—5.56%
Cincinnati Bell, Inc.
7.000%, due 02/15/15[2]	350,000	357,000
Equinix, Inc.
8.125%, due 03/01/18[2]	475,000	515,375
Frontier Communications Corp.
7.875%, due 04/15/15[2]	350,000	387,625
8.250%, due 04/15/17[2]	120,000	132,600
8.500%, due 04/15/20[2]	120,000	133,200
9.000%, due 08/15/31[2]	570,000	599,925
Global Crossing UK Finance PLC
10.750%, due 12/15/14[2]	500,000	519,375
Intelsat Jackson Holdings Ltd.
11.250%, due 06/15/16[2]	1,425,000	1,524,750
Intelsat Luxembourg Ltd.
11.250%, due 02/04/17[2]	500,000	553,125
Level 3 Financing, Inc.
9.250%, due 11/01/14[2]	225,000	232,312
10.000%, due 02/01/18[2]	150,000	152,812
PAETEC Escrow Corp.
9.875%, due 12/01/18[2,3]	750,000	808,125
Qwest Communications International, Inc.
7.125%, due 04/01/18[2]	25,000	26,813
Series B
7.500%, due 02/15/14[2]	600,000	609,000
Windstream Corp.
8.125%, due 09/01/18[2]	500,000	535,000
8.625%, due 08/01/16[2]	650,000	687,375
		7,774,412

Managed High Yield Plus Fund Inc.

Schedule of investments – February 28, 2011 (unaudited)

Security description	Face amount [1]	Value ($)
Corporate bonds—(concluded)
Telecom-wireless—4.95%
Clearwire Communications LLC/Finance
12.000%, due 12/01/15[2,3]	2,460,000	2,681,400
Cricket Communications, Inc.
10.000%, due 07/15/15[2]	205,000	226,013
Nextel Communications, Series D
7.375%, due 08/01/15[2]	675,000	676,687
Sprint Capital Corp.
8.750%, due 03/15/32[2]	705,000	733,200
Sprint Nextel Corp.
8.375%, due 08/15/17[2]	800,000	887,000
Wind Acquisition Finance SA
11.750%, due 07/15/17[2,3]	1,500,000	1,721,250
		6,925,550
Telecommunications equipment—0.33%
CDW LLC/CDW Finance Corp.
12.535%, due 10/12/17[2]	425,000	463,250

Theaters & entertainment—0.87%
AMC Entertainment, Inc.
8.750%, due 06/01/19[2]	600,000	644,250
Regal Entertainment Group
9.125%, due 08/15/18[2]	535,000	572,450
		1,216,700
Transportation excluding air/rail—1.41%
Marquette Transportation Co./Marquette Transportation Finance Corp.
10.875%, due 01/15/17[2,3]	500,000	530,000
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.
8.625%, due 11/01/17[3]	960,000	1,000,800
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc.
8.875%, due 11/01/17	415,000	448,200
		1,979,000
Total corporate bonds (cost—$160,057,911)		172,082,195

	Number of shares
Common stocks*—0.03%
Energy-exploration & production—0.00%
Orion Refining Corp.[9,10]	1,253	0

Investments & miscellaneous financial services—0.00%
NCI Holdings, Inc.[9,10]	5,456	0

Media-cable—0.01%
Knology, Inc.	693	9,647
XO Holdings, Inc.	1,052	810
		10,457

Managed High Yield Plus Fund Inc.

Schedule of investments – February 28, 2011 (unaudited)

Security description	Number of shares/units	Value ($)
Common stocks—(concluded)
Restaurants—0.00%
American Restaurant Group, Inc.[9,10]	129	0
Buffets Restaurants Holdings, Inc.[9,10]	8,602	0
		0
Telecom-wireless—0.02%
American Tower Corp., Class A	636	34,318
Total common stocks (cost—$7,255,416)		44,775

Other equity security*—0.00%
Media-cable—0.00%
Adelphia Contingent Value Vehicle[9,10,12] (cost—$0)	2,000,000	0

	Number of warrants
Warrants*—0.00%
Restaurants—0.00%
Buffets Restaurant Holdings, Inc., strike @ $22.71, expires 04/28/14[9,10] (cost—$0)	3,800	0

	Face amount [1]
Repurchase agreement—5.60%
Repurchase agreement dated 02/28/11 with State Street Bank & Trust Co., 0.010% due 03/01/11, collateralized by $7,982,865, US Treasury Bonds, 4.500% due 08/15/39; (value—$7,992,844); proceeds: $7,836,002 (cost—$7,836,000)	7,836,000	7,836,000
Total investments (cost—$175,149,327)[13]—128.61%		179,962,970
Liabilities in excess of other assets—(28.61)%		(40,038,638)
Net assets—100.00%		139,924,332

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$13,361,461
Gross unrealized depreciation	(8,547,818)
Net unrealized appreciation	$4,813,643

*	Non-income producing security.
1	In US Dollars unless otherwise indicated.
2	Entire or partial amount designated as collateral for bank loan.
3

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 46.75% of net assets as of February 28, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4	Step bond that converts to the noted fixed rate at a designated future date.
5	Variable or floating rate security. The interest rate shown is the current rate as of February 28, 2011 and changes periodically.
6	Perpetual bond security. The maturity date reflects next call date.
7	Payment-in-kind security for which part of the income earned may be paid as additional principal.
8	Bond interest in default.

Managed High Yield Plus Fund Inc.

Schedule of investments – February 28, 2011 (unaudited)

9	Illiquid securities representing 0.00% of net assets as of February 28, 2011.
10	Security is being fair valued by a valuation committee under the direction of the board of directors.
11

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security, which represents 0.00% of net assets as of  February 28, 2011, is considered illiquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

12

Represents contingent value vehicle (“CVV”) obligations. The CVV obligations represent units in a trust that was formed pursuant to a Plan of Reorganization of Adelphia Communications Corporation to hold certain litigation claims against Adelphia’s third party lenders, accountants, and other parties.

13

The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use official market closing prices, last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available on the valuation date prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the market close, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment manager and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. Occasionally, events affecting the value of foreign investments occur between the time at which they are determined and the close of the New York Stock Exchange (“NYSE”), which will not be reflected in the computation of the Fund’s net asset value. If events materially affecting the value of such securities occur during such time periods, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity. All investments quoted in foreign currencies will be valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund’s custodian.

GAAP requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the fair valuations according to the inputs used as of February 28, 2011 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($) [14]	Total ($)
Corporate bonds	—	172,082,195	0	172,082,195
Common stocks	44,775	—	0	44,775
Other equity security	—	—	0	0
Warrants	—	—	0	0
Repurchase agreement	—	7,836,000	—	7,836,000
Forward foreign currency contracts, net	—	(13,824)	—	(13,824)
Total	44,775	179,904,371	0	179,949,146

14	Securities categorized as Level 3 have values of $0.

EUR	Euro
MTN	Medium Term Note

Managed High Yield Plus Fund Inc.

Schedule of investments – February 28, 2011 (unaudited)

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine months ended February 28, 2011:

	Corporate bond ($)	Common stocks ($)	Other equity security ($)	Warrants ($)	Total ($)
Beginning balance	0	0	0	0	0
Net purchases/(sales)	—	(0)	—	—	—
Accrued discounts/(premiums)	(6,575)	—	—	—	(6,575)
Total realized gain/(loss)	—	(953,450)	—	—	(953,450)
Net change in unrealized appreciation/depreciation	6,575	953,450	—	—	960,025
Net transfers in/(out) of Level 3	—	—	—	—	—
Ending balance	0	0	0	0	0

The change in unrealized appreciation/depreciation relating to the Level 3 investments held at February 28, 2011 was $6,575.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU No. 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures have been implemented for annual and interim periods beginning after December 15, 2009 except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for annual and interim periods beginning after December 15, 2010. Management is currently evaluating the impact that adoption of the remaining portion of ASU No. 2010-06 may have on the Fund’s financial statement disclosures.

Forward foreign currency contract

	Contracts to		In			Unrealized
Counterparty	deliver		exchange for		Maturity date	depreciation ($)
Barclays Bank PLC Wholesale	EUR	439,000	USD	591,868	03/16/11	(13,824)

Currency type abbreviations:

EUR	Euro
USD	United States Dollar

Issuer breakdown by country or territory of origin

Percentage of
total investments (%)
United States	90.5
Luxembourg	3.6
United Kingdom	1.3
Marshall Islands	0.8
Canada	0.7
Ireland	0.6
Liberia	0.5
Netherlands	0.5
Cayman Islands	0.4
South Africa	0.3
Austria	0.3
Spain	0.3
Jersey	0.2
Total	100.0

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated November 30, 2010.

Item 2.  Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)         The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)          Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed High Yield Plus Fund Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	April 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	April 29, 2011

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	April 29, 2011